Gain (loss) in non - financial assets, net	12 Months Ended
Dec. 31, 2019
Gain (loss) in non - financial assets, net
Gain (loss) in non - financial assets, net

14.   Gain (loss) on non - financial assets, net

The gain or loss on non-financial assets is presented as follows:

	December 31,
	2019	2018
Profit on sale of investment properties	500	—
Impairment loss on other assets	—	(3,464)
Impairment loss on investment properties	—	(3,849)
Write off on intangible assets	—	(2,705)
	500	(10,018)

During 2019, the Bank realized the sale of an investment property, which results in a gain of $500 thousand.

As of December 31, 2018, the Bank made write offs corresponding mainly to technological projects classified as intangible assets by $2.7 million and other assets under development with a book value of $1.3 million.   In addition, the storage silos received as payment for a restructured loan operation that were recorded as investment property with a carrying amount of $3.8 million and other assets under development of the deed with a carrying amount of $1.7 million, were assessed by the Bank, determining a fair value of zero.  As of December 31, 2017, no impairment losses were reported.